SHANE DALY
Vice President
and Associate General Counsel
(212) 314-3912
Fax: (212) 314-3959

VIA EDGAR

May 2, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Separate Account I
File Nos. 333-17633 and 811-02581
CIK 0000312576

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of supplement to the prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104